DWS Investment Management Americas, Inc.

100 Summer Street

Boston, MA 02110-2146

October 3, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Managed Municipal Bond Fund and DWS Strategic High Yield Tax-Free Fund (the “Funds”), each a series of Deutsche DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)

Dear Commission Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 26, 2023.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

/s/Caroline Pearson

Caroline Pearson

Senior Team Lead Legal

DWS Investment Management Americas, Inc.

cc: John Marten, Vedder Price P.C.